Investment (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Fair value on investment description	The fair value of the investment at December 31, 2025 and 2024 was estimated using a market-based approach with primarily unobservable inputs, including the comparable enterprise value to revenue multiples discounted for considerations such as the lack of marketability and other differences between the comparable peer group and the privately held company. Revenue multiples were selected from comparable public companies based on industry, size, target markets, and other factors that the Company considers to be reasonable and range from 1.6 to 5.0.
Discount percentage on marketable securities	30.00%
Fair value of investment	$ 862	$ 776
Estimated value of investment, percentage	20.00%
Investment impact of net income	$ 89	155
Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Fair value of investment	$ 862	$ 776